Income Taxes - Significant Components of the Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Securities available-for-sale and financial instruments	$ 3,129	$ 3,231
Federal, state and foreign net operating loss, credit carryforwards and other carryforwards	2,772	2,836
Allowance for credit losses	2,086	2,051
Loans	869	1,013
Accrued expenses	767	838
Obligation for operating leases	341	348
Partnerships and other investment assets	264	271
Stock compensation	89	87
Other deferred tax assets, net	383	370
Gross deferred tax assets	10,700	11,045
Deferred Tax Liabilities
Leasing activities	(1,273)	(1,455)
Goodwill and other intangible assets	(1,362)	(1,450)
Mortgage servicing rights	(789)	(758)
Right of use operating leases	(297)	(301)
Pension and postretirement benefits	(184)	(115)
Fixed assets	(28)	(44)
Other deferred tax liabilities, net	(125)	(168)
Gross deferred tax liabilities	(4,058)	(4,291)
Valuation allowance	(389)	(364)
Net Deferred Tax Asset	$ 6,253	$ 6,390